PREPAID EXPENSES AND DEPOSITS (Details Narrative) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses And Deposits
Deposits for inventory purchases and prepaid expense to vendors	$ 6,932	$ 35,949
Prepaid business insurance	11,299	6,518
Security deposits	$ 12,000	$ 12,000